Leases	12 Months Ended
Mar. 31, 2025
Presentation of leases for lessee [abstract]
Leases

Note 13 — Leases

Operating leases

Our leases consist of office and lab spaces with lease terms between 1 to 5 years.

The Company initially entered into a lease agreement in May 2023 for five rooms at BioCity. In August 2024, the lease was amended to expand the leased area to a total of eight rooms. The amended lease term commenced in August 2024 and will continue through July 31, 2029, with no automatic renewal option.

A lease deposit of GBP 17,040 was paid in relation to this agreement.

Total lease expense for the years ended March 31, 2025 and 2024 were GBP 101,489 and GBP 27,521. There was no lease expense for the year ended March 31, 2023.

The annual rent as of March 31, 2025 is as follows:

To July 31, 2025	GBP 76,179
To July 31, 2026	GBP 80,709
To July 31, 2027	GBP 84,745
To July 31, 2028	GBP 88,982
To July 31, 2029	GBP 93,431

In addition to the annual rent, other fees such as insurance, utilities and government fees are approximately GBP 70,794 per year.

The Company's office space lease in Shanghai consists of one office room commenced in August 2023 and ended on September 30, 2024 which was accounted for under IFRS 16 - "Leases"; however this lease was renewed on a 6-month basis. Lease expense for the years ended March 31, 2025, 2024 and 2023 were CNY 151,200, approximately $21,000 USD, in each year. There were no other service costs associated with this lease. This lease is being renewed on a three-month basis.

We currently do not have leases with residual value guarantees or leases not yet commenced to which we are committed. Lease liabilities have been measured by discounting future lease payments using our estimated incremental borrowing rate of 15% as rates implicit in the leases were not readily determinable.

The following table summarizes our right-of-use assets activity for the BioCity and Shanghai lease for the years ended March 31, 2025, 2024 and 2023, respectively.

Office and Lab Leases
Cost
Balance at March 31, 2023	$—
Additions	254,319
Effects of currency translation	—
Balance at March 31, 2024	$254,319
Additions	181,641
Effects of currency translation	(4,832)
Balance at March 31, 2025	$431,128

Accumulated amortization
Balance at March 31, 2023	$—
Amortization	(48,229)
Effects of currency translation	—
Balance at March 31, 2024	$(48,229)
Amortization	(76,784)
Effects of currency translation	537
Balance at March 31, 2025	$(124,476)

March 31, 2024 right-of-use assets, net	$206,090
March 31, 2025 right-of-use assets, net	$306,652

The following table summarizes the Company's lease liability activity for the BioCity lease and Shanghai lease for the years ended March 31, 2025, 2024 and 2023, respectively.

Total
Balance as of March 31, 2023	$—
Additions	254,319
Payment of lease liabilities	(56,366)
Interest expense on lease liabilities	26,347
Effects of currency translation	—
Balance as of March 31, 2024	$224,300
Additions	211,524
Deletions	(32,510)
Payment of lease liabilities	(100,089)
Interest expense on lease liabilities	45,600
Effects of currency translation	(4,289)
Balance as of March 31, 2025	$344,536

The following table summarizes the maturity of our lease liabilities as of March 31, 2025:

March 31, 2025
Less than one year	$99,960
One to five years	370,076
More than five years	—
Total lease payments	$470,036
Less: imputed interest	(125,500)
Lease Liabilities	$344,536